RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
RECLAMATION PROVISION
Balance at beginning of the period	$ 2,921	$ 2,062
Changes in estimates	0	349
Unwinding of discount	65	204
Effect of movements in exchange rates	(24)	306
Balance at end of the period	$ 2,962	$ 2,921